Trade Notes and Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Trade Notes and Accounts Receivable, Net
Trade Notes and Accounts Receivable, Net
7.	Trade Notes and Accounts Receivable, Net

Trade notes and accounts receivable, net as of December 31, 2021 and 2020, consisted of:

	2021		2020
Non-interest bearing notes received from customers as deposits and advances mainly in connection with annual (“upfront basis”) and from time to time (“scatter basis”) prepayments (see Note 2 (p))	Ps.	1,499,335	Ps.	3,327,579
Trade accounts receivable		14,955,334		13,265,351
Loss allowance		(3,361,658)		(4,249,133)
	Ps.	13,093,011	Ps.	12,343,797

As of December 31, 2021 and 2020, the aging analysis of the trade notes and accounts receivable that were past due is as follows:

	2021		2020
1 to 90 days	Ps.	4,367,863	Ps.	3,634,710
91 to 180 days		1,459,188		1,386,243
More than 180 days		2,785,308		4,044,530

The carrying amounts of the Group’s trade notes and account receivables denominated in other than peso currencies are as follows:

	2021		2020
U.S. dollar	Ps.	1,714,490	Ps.	2,905,396
Other currencies		46,255		75,369
At December 31	Ps.	1,760,745	Ps.	2,980,765

Movements on the Group for loss allowance of trade notes and account receivables are as follows:

	2021		2020
At January 1	Ps.	(4,249,133)	Ps.	(4,846,643)
Provision for credit losses		(1,263,083)		(1,352,432)
Write-off of receivables		2,260,182		1,949,942
Reclassifications		(109,624)		—
At December 31	Ps.	(3,361,658)	Ps.	(4,249,133)

The maximum exposure to credit risk of the trade notes and accounts receivable as of December 31, 2021 and 2020 is the carrying amount of each class of receivables (see Note 4).